Stock Award Plans and Stock-based Compensation - Summary of Restricted Stock Unit Activity (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 02, 2018	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded				210,134
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance		1,270
Number of shares, Awarded	2,957		3,457
Number of shares, Vested		(5,306)	(2,187)
Number of shares, Canceled			0
Number of shares outstanding, ending balance			1,270
Weighted average grant date fair value outstanding, beginning balance		$ 100.50	$ 0
Weighted average grant date fair value, Awarded			106.80
Weighted average grant date fair value, Vested			110.40
Weighted average grant date fair value, Canceled			0
Weighted average grant date fair value outstanding, ending balance			$ 100.50	$ 0
Weighted average remaining contractual life			1 year 5 months 26 days